OTHER PROVISIONS CURRENT AND NON-CURRENT - Movement of main items included as provisions for litigation (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements
Balance at the beginning of the year	$ 55,245,799	$ 54,801,896
Additional provisions		189,356
Increase (decrease) in existing provisions	15,586,469	13,550,379
Used provision (payments made charged to the provision)	(14,046,529)	(7,232,750)
Reversal of unused provision	(24,173)	(17,716)
Increase (decrease) due to foreign exchange rate differences	1,049,643	(6,045,366)
Balance at the end of the year	$ 57,811,209	$ 55,245,799